UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549
					FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999
Check here if Amendment [   ] ; Amendment Number:
This Amendment  (Check only one.): [    ] is a restatement.
                                   [    ] adds new holdings
							entries.

Institutional Investment Manager Filing this Report:
Name:		McHugh Associates, Inc.
Address:	259 N. Radnor Chester Road Suite 150
		Radnor, PA  19087

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:		Andrea de Chiara
Title:	Assistant Vice President
Phone:	(610) 254 - 2929
Signature, Place, and Date of Signing:
Andrea de Chiara	Radnor, PA		July 21, 1999

Report Type  (Check only one):

[ X ]	13F HOLDINGS REPORT.

[    ]     13F NOTICE.

[    ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF
1934.

FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	56

Form 13F Information Table Value Total:	$856,301

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLSTATE CORP                  COM              020002101      389    10831 SH       SOLE                                      10831
                                                               786    21900 SH       OTHER                                     21900
AMERICAN INTL                  COM              026874107    26946   229818 SH       SOLE                    51971            177847
                                                              8670    73943 SH       OTHER                                     73943
AUTOMATIC DATA                 COM              053015103    26231   596166 SH       SOLE                   121310            474856
                                                             10579   240432 SH       OTHER                                    240432
BANK OF NY                     COM              064057102    39515  1077071 SH       SOLE                   215655            861416
                                                             25041   682562 SH       OTHER                                    682562
CINTAS CORP                    COM              172908105    25133   374074 SH       SOLE                    72990            301084
                                                              7815   116321 SH       OTHER                                    116321
COCA COLA                      COM              191216100    13991   225655 SH       SOLE                    40590            185065
                                                              4813    77626 SH       OTHER                                     77626
COLGATE                        COM              194162103    22203   225411 SH       SOLE                    48075            177336
                                                              7295    74056 SH       OTHER                                     74056
CRW FINL INC COM               COM              126276104       58    11400 SH       SOLE                                      11400
                                                               587   114507 SH       OTHER                                    114507
CVS CORP COM                   COM              126650100    17271   340325 SH       SOLE                    64605            275720
                                                              3513    69225 SH       OTHER                                     69225
DISNEY, WALT                   COM              254687106     3047    98884 SH       SOLE                     4180             94704
                                                              3523   114352 SH       OTHER                                    114352
EMC CORP                       COM              268648102    19656   357383 SH       SOLE                    76160            281223
                                                              5356    97390 SH       OTHER                                     97390
FASTENAL CO COM                COM              311900104    22553   430100 SH       SOLE                    84820            345280
                                                             15620   297875 SH       OTHER                                    297875
GARTNER GROUP                  COM              366651107    13754   670930 SH       SOLE                   152080            518850
                                                             13845   675380 SH       OTHER                                    675380
GENERAL ELECTRIC               COM              369604103    13563   120023 SH       SOLE                    20980             99043
                                                              7243    64100 SH       OTHER                                     64100
GILLETTE                       COM              375766102    15932   388595 SH       SOLE                    83330            305265
                                                              5968   145565 SH       OTHER                                    145565
HARLEY DAVIDSON                COM              412822108    26268   483085 SH       SOLE                   103680            379405
                                                              6536   120200 SH       OTHER                                    120200
IMS HEALTH INC.                COM              449934108    17558   561854 SH       SOLE                   108890            452964
                                                              5916   189300 SH       OTHER                                    189300
INTEL CORP.                    COM              458140100    35990   604874 SH       SOLE                   129250            475624
                                                             30886   519090 SH       OTHER                                    519090
JOHNSON & J.                   COM              478160104    20640   210616 SH       SOLE                    41380            169236
                                                              9843   100434 SH       OTHER                                    100434
MEDTRONIC INC                  COM              585055106    21585   277177 SH       SOLE                    51995            225182
                                                             12310   158080 SH       OTHER                                    158080
MERCK & CO                     COM              589331107    26707   362748 SH       SOLE                    82790            279958
                                                             10474   142268 SH       OTHER                                    142268
MGIC INVT CORP                 COM              552848103    21240   436804 SH       SOLE                    97085            339719
                                                             15936   327724 SH       OTHER                                    327724
MICROSOFT                      COM              594918104    48505   537829 SH       SOLE                   102920            434909
                                                             45165   500789 SH       OTHER                                    500789
MOLEX CLASS A                  COM              608554200    18740   594906 SH       SOLE                   121745            473161
                                                              5119   162496 SH       OTHER                                    162496
ROBERT HALF INT'L              COM              770323103     9943   385190 SH       SOLE                    89080            296110
                                                              2641   102326 SH       OTHER                                    102326
ROUSE COMPANY                  COM              779273101      173     6800 SH       SOLE                                       6800
                                                               376    14830 SH       OTHER                                     14830
SEALED AIR                     COM              81211k100    27838   429103 SH       SOLE                    94610            334493
                                                             32384   499173 SH       OTHER                                    499173
STERIS CORP.                   COM              859152100    17271   891410 SH       SOLE                   178620            712790
                                                              5360   276664 SH       OTHER                                    276664